SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of significant segment expenses
	For the Year Ended December 31,
	2024	2023	2022
Payroll and related Expenses	$1,358	$1,576	1,546
Clinical Trial Expenses	10,289	4,262	1,121
Other segment items *	2,941	3,506	6,125
Segment Loss	$14,588	$9,344	8,792

*Other Segment items included in net loss includes income tax expenses, financial income, Share-based compensation expenses, rent and office maintenance expenses, Subcontractors and consultants’ expenses, D&O insurance expenses and other expenses.